Fair Value (Tables)	3 Months Ended
Mar. 31, 2020
Fair Value [Abstract]
Company's Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of the dates indicated (dollars in thousands).

Recurring Fair Value Measurements

As of March 31, 2020

	Level 1	Level 2	Level 3	Carrying Value
Assets
RMBS
Fannie Mae	$-	$1,026,871	$-	$1,026,871
Freddie Mac	-	530,347	-	530,347
CMOs	-	26,872	-	26,872
Private Label MBS	-	14,909	-	14,909
RMBS total	-	1,598,999	-	1,598,999
Derivative assets
Interest rate swaps	-	25,497	-	25,497
Interest rate swaptions	-	89	-	89
TBAs	-	-	-	-
Treasury futures	-	11,316	-	11,316
Derivative assets total	-	36,902	-	36,902
Servicing related assets	-	-	222,642	222,642
Total Assets	$-	$1,635,901	$222,642	$1,858,543
Liabilities
Derivative liabilities
Interest rate swaps	-	19,405	-	19,405
TBAs	-	815	-	815
Treasury futures	-	3,306	-	3,306
Derivative liabilities total	-	23,526	-	23,526
Total Liabilities	$-	$23,526	$-	$23,526

As of December 31, 2019

	Level 1	Level 2	Level 3	Carrying Value
Assets
RMBS
Fannie Mae	$-	$1,619,233	$-	$1,619,233
Freddie Mac	-	727,851	-	727,851
CMOs	-	129,083	-	129,083
Private Label MBS	-	32,193	-	32,193
RMBS total	-	2,508,360	-	2,508,360
Derivative assets
Interest rate swaps	-	17,921	-	17,921
Interest rate swaptions	-	368	-	368
Derivative assets total	-	18,289	-	18,289
Servicing related assets	-	-	291,111	291,111
Total Assets	$-	$2,526,649	$291,111	$2,817,760
Liabilities
Derivative liabilities
Interest rate swaps	-	10,140	-	10,140
TBAs	-	423	-	423
Treasury futures	-	1,774	-	1,774
Derivative liabilities total	-	12,337	-	12,337
Total Liabilities	$-	$12,337	$-	$12,337

Company's Level 3 Assets (Servicing Related Assets) Measured at Fair Value on Recurring Basis
The tables below present the reconciliation for the Company’s Level 3 assets (Servicing Related Assets) measured at fair value on a recurring basis as of the dates indicated (dollars in thousands):

Level 3 Fair Value Measurements

As of March 31, 2020

Level 3 (A)
MSRs
Balance at December 31, 2019	$291,111
Purchases, sales and principal paydowns:
Purchases	25,619
Other changes (B)	(235)
Purchases, sales and principal paydowns:	$25,384
Changes in Fair Value due to:
Changes in valuation inputs or assumptions used in valuation model	(72,476)
Other changes in fair value (C)	(21,377)
Unrealized loss included in Net Income	$(93,853)
Balance at March 31, 2020	$222,642

As of December 31, 2019

Level 3 (A)
MSRs
Balance at December 31, 2018	$294,907
Purchases, sales and principal paydowns:
Purchases	104,969
Other changes (B)	(1,993)
Purchases, sales and principal paydowns:	$102,976
Changes in Fair Value due to:
Changes in valuation inputs or assumptions used in valuation model	(43,737)
Other changes in fair value (C)	(63,035)
Unrealized loss included in Net Income	$(106,772)
Balance at December 31, 2019	$291,111

(A)	Includes any recaptured loans obtained via the recapture agreements in place.
(B)	Represents purchase price adjustments, principally contractual prepayment protection, and changes due to the Company’s repurchase of the underlying collateral.
(C)	Represents changes due to realization of expected cash flows and estimated MSR runoff.

Significant Unobservable Inputs Used in Fair Value Measurement
The tables below present information about the significant unobservable inputs used in the fair value measurement of the Company’s Servicing Related Assets classified as Level 3 fair value assets as of the dates indicated (dollars in thousands):

Fair Value Measurements

As of March 31, 2020

	Fair Value	Valuation Technique	Unobservable Input (A)	Range	Weighted Average (B)
MSRs
Conventional	$203,742	Discounted cash flow	Constant prepayment speed	7.0% - 42.8%	17.1%
			Uncollected payments	0.5% - 1.3%	0.7%
			Discount rate		6.3%
			Annual cost to service, per loan		$76
Government	$18,900	Discounted cash flow	Constant prepayment speed	6.8% - 28.0%	17.3%
			Uncollected payments	2.5% - 37.1%	2.8%
			Discount rate		8.5%
			Annual cost to service, per loan		$110
TOTAL	$222,642

As of December 31, 2019

	Fair Value	Valuation Technique	Unobservable Input (A)	Range	Weighted Average (B)
MSRs
Conventional	$263,357	Discounted cash flow	Constant prepayment speed	7.8% -21.1%	13.2%
			Uncollected payments	0.4% - 0.8%	0.7%
			Discount rate		7.3%
			Annual cost to service, per loan		$73
Government	$27,754	Discounted cash flow	Constant prepayment speed	6.5% -19.5%	13.6%
			Uncollected payments	2.2% - 9.0%	2.8%
			Discount rate		9.4%
			Annual cost to service, per loan		$112
TOTAL	$291,111

(A)
Significant increases (decreases) in any of the inputs in isolation may result in significantly lower (higher) fair value measurements. A change in the assumption used for discount rates may be accompanied by a directionally similar change in the assumption used for the probability of uncollected payments and a directionally opposite change in the assumption used for prepayment rates.

(B)	Weighted averages for unobservable inputs are calculated based on the unpaid principal balance of the portfolios.